CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of FInancial Position) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents | ¥		¥ 18,878		¥ 19,228	¥ 45,307	¥ 48,263
Other receivables | ¥		10,494		6,127
TOTAL CURRENT ASSETS | ¥		29,411		36,242
TOTAL ASSETS | ¥		29,748		94,793	111,057
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		2,926		17,361
Due to the Shareholder | ¥		11,573		12,565
Due to a related party | ¥		13,747		21,007
TOTAL CURRENT LIABILITIES | ¥		45,253		76,296
TOTAL LIABILITIES | ¥		45,253		81,598	128,856
EQUITY
Issued capital | ¥		312,081		312,081
Other capital reserves | ¥		692,518		692,518
Accumulated losses | ¥		(1,016,463)		(1,049,647)
Other comprehensive income | ¥		(3,641)		(4,937)
TOTAL EQUITY | ¥		(15,505)		13,195	(17,799)	23,240
TOTAL LIABILITIES AND EQUITY | ¥		29,748		94,793
USD [Member]
CURRENT ASSETS
Cash and cash equivalents | $	$ 2,901		$ 2,955
Other receivables | $	1,613
TOTAL CURRENT ASSETS | $	4,520
TOTAL ASSETS | $	4,572
CURRENT LIABILITIES
Other payables and accrued liabilities | $	450
Due to the Shareholder | $	1,779
Due to a related party | $	2,113
TOTAL CURRENT LIABILITIES | $	6,956
TOTAL LIABILITIES | $	6,956
EQUITY
Issued capital | $	47,963
Other capital reserves | $	106,432
Accumulated losses | $	(156,219)
Other comprehensive income | $	(560)
TOTAL EQUITY | $	(2,384)
TOTAL LIABILITIES AND EQUITY | $	4,572
Condensed [Member]
NON-CURRENT ASSETS
Investments in subsidiaries | ¥				694
CURRENT ASSETS
Amounts due from subsidiaries | ¥		9,266		26,972
Cash and cash equivalents | ¥		13,912		10,678	¥ 13,062	¥ 14,484
Other receivables | ¥		9,377
TOTAL CURRENT ASSETS | ¥		32,555		37,650
TOTAL ASSETS | ¥		32,555		38,344
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		2,350		1,398
Due to the Shareholder | ¥		11,573		12,565
Due to a related party | ¥		10,028		10,766
TOTAL CURRENT LIABILITIES | ¥		23,951		24,729
TOTAL LIABILITIES | ¥		23,951		24,729
EQUITY
Issued capital | ¥		290,179		290,179
Other capital reserves | ¥		823,581		823,581
Accumulated losses | ¥		(1,087,839)		(1,089,898)
Other comprehensive income | ¥		(17,317)		(10,247)
TOTAL EQUITY | ¥		8,604		13,615
TOTAL LIABILITIES AND EQUITY | ¥		¥ 32,555		¥ 38,344
Condensed [Member] | USD [Member]
NON-CURRENT ASSETS
Investments in subsidiaries | $
CURRENT ASSETS
Amounts due from subsidiaries | $	1,425
Cash and cash equivalents | $	2,138		$ 1,641
Other receivables | $	1,441
TOTAL CURRENT ASSETS | $	5,004
TOTAL ASSETS | $	5,004
CURRENT LIABILITIES
Other payables and accrued liabilities | $	361
Due to the Shareholder | $	1,779
Due to a related party | $	1,541
TOTAL CURRENT LIABILITIES | $	3,681
TOTAL LIABILITIES | $	3,681
EQUITY
Issued capital | $	44,597
Other capital reserves | $	126,574
Accumulated losses | $	(167,187)
Other comprehensive income | $	(2,661)
TOTAL EQUITY | $	1,323
TOTAL LIABILITIES AND EQUITY | $	$ 5,004